Employee Benefit Plan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan
Matching Contribution Expense		$ 29	$ 14	$ 73	$ 51
First matching contributions
Employee Benefit Plan
Percentage of employee contributions	100.00%
Percentage of pay of the employee's eligible compensation	3.00%
Second matching contributions
Employee Benefit Plan
Percentage of employee contributions	50.00%
Percentage of pay of the employee's eligible compensation	2.00%